SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]


         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No. 11

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


         File No. 811-7822:

         Amendment No. 12


                        (Check appropriate box or boxes.)


                        AMERICAN CENTURY INVESTMENT TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:  April 23, 2001

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [x] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your

AMERICAN CENTURY

PROSPECTUS



PRIME MONEY MARKET FUND

                                                                         C CLASS
                                                                  April 23, 2001


    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                      American Century Investment Services, Inc.

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.



Sincerely,



Brian H. Jeter
Senior Vice President
American Century Investment Services, Inc.








TABLE OF CONTENTS

An Overview of the Fund.......................................................X

Fund Performance History......................................................X

Fees and Expenses.............................................................X

Objectives, Strategies and Risks..............................................X


Basics of Fixed-Income Investing..............................................X

Management....................................................................X

Investing with American Century..............................................XX

Share Price and Distributions................................................XX

Taxes........................................................................XX

Multiple Class Information...................................................XX




Performance Information of Other Class.......................................XX


CALLOUTS
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.









AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality DEBT SECURITIES issued by corporations, banks and governments.

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?
The fund may be a good investment if you are

o more concerned with preservation of capital than long-term investment performance
o    seeking some current income
o    seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?
The fund may not be a good investment if you are

o        investing for long-term growth
o        looking for the added security of FDIC insurance

CALLOUTS
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.







FUND PERFORMANCE HISTORY

PRIME MONEY MARKET FUND
When the C Class of the fund has investment results for a full calendar year, this section will feature charts that show

o Annual Total Returns
o Highest and Lowest Quarterly Returns
o Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of the fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

Insert average total returns chart from Investor book

1 If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

CALLOUTS
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future. For current performance information, including seven-day yield, please call us at 1-800-345-3533 or visit us at www.americancentury.com.








FEES AND EXPENSES

There are no sales loads, fees or other charges

o        to buy fund shares directly from American Century
o        to reinvest dividends in additional shares
o        to exchange into the C Class shares of other American Century funds
o        to redeem your shares after you have held them for 18 months

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum Deferred Sales Charge (load)
  (as a percentage of net asset value)        0.75%(1)

1 The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                         Management Fee(1)     Distribution and            Other Expenses(3)  Total Annual Fund
                                               Service (12b-1) Fees(2)                        Operating Expenses
  Prime Money Market     0.60%                 0.75%                       0.00%              1.35%

1 The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2 The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholer and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page XX.

3 Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                        1 year       3 years      5 years     10 years
Prime Money Market      $215         $426         $736        $1,614

You would pay the following expenses if you did not redeem your shares.

                        1 year       3 years      5 years     10 years
Prime Money Market      $137         $426         $736        $1,614

CALLOUT
When purchasing through a financial intermediary you may be charged a fee.

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.







OBJECTIVES, STRATEGIES AND RISKS

PRIME MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, cash-equivalent securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page XX.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.


CALLOUTS
A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional Information.








BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES
When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality. The fund managers decide which debt securities to buy and sell by

|X| determining which debt securities help a fund meet its maturity requirements |X| identifying debt securities that satisfy a fund's credit quality standards |X| evaluating the current economic conditions and assessing the risk of inflation
|X| evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.


                           Amount of        Percent of   Remaining     Weighted
                           Security Owned   Portfolio    Maturity      Maturity
                           --------------   ---------    --------      --------
Debt Security A            $100,000         25%          4 years       1 year
Debt Security B            $300,000         75%          12 years      9 years
Weighted Average Maturity                                              10 years


TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance. This sensitivity to interest rate changes is called interest rate risk.
The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:


Remaining Maturity     Current Price   Price After 1% Increase   Change in Price
1 year                 $100.00         $99.06                    -0.94%
3 years                $100.00         $97.38                    -2.62%
10 years               $100.00         $93.20                    -6.80%
30 years               $100.00         $88.69                    -11.31%

CALLOUTS
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.
The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

CALLOUTS
Credit quality may be lower when the issuer has any of the following a high debt level
a short operating history
a senior level of debt
a difficult, competitive environment
a less stable cash flow









MANAGEMENT

WHO MANAGES THE FUND?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the C Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The fund was not in operation for the full fiscal year ended February 28, 2001. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules.

Investment Category Fee Schedule    Complex Fee Schedule (C Class)

Category Assets   Fee Rate          Complex Assets      Fee Rate
First $1 billion  0.3700%           First $2.5 billion  0.3100%
Next $1 billion   0.3270%           Next $7.5 billion   0.3000%
Next $3 billion   0.2860%           Next $15 billion    0.2985%
Next $5 billion   0.2690%           Next $25 billion    0.2970%
Next $15 billion  0.2580%           Next $50 billion    0.2960%
Next $25 billion  0.2575%           Next $100 billion   0.2950%
Thereafter        0.2570%           Next $100 billion   0.2940%
                                    Next $200 billion   0.2930%
                                    Next $250 billion   0.2920%
                                    Next $500 billion   0.2910%
                                    Thereafter          0.2900%







THE FUND MANAGEMENT TEAM
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:


Denise Tabacco
Ms. Tabacco, Portfolio Manager, has been a member of the team that manages Prime Money Market since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

CALLOUTS
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.








INVESTING WITH AMERICAN CENTURY
ELIGIBILITY FOR C CLASS SHARES
The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

Minimum Initial Investment Amounts

To open an account, the minimum investments are:

Individual or Joint      $2,500
Traditional IRA          $1,000
Roth IRA                 $1,000
Education IRA            $500
UGMA/UTMA                $2,500
403(b)                   $1,000(1)
Qualified Retirement Plans           $2,500(2)

1 For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

2 The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund. The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.


ABUSIVE TRADING PRACTICES
We do not permit market timing or other abusive trading practices in our funds. Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

REDEMPTIONS
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash. We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

EXCHANGES BETWEEN FUNDS
You may exchange C Class shares of the fund for C Class shares of any other American Century fund. You may not exchange from the C Class to any other class. We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

Callouts
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors. A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares. A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.






SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE
American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.



DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received. The fund's dividends are declared and available for redemption daily.

The fund does not expect to have capital gains. If it does, it will distribute them to shareholders when realized.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o notify us of your purchase prior to 11 a.m. Central time AND
o pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.


CALLOUTS
CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.







TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities.

TAX-DEFERRED ACCOUNTS
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


  Type of Distribution                      Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or Above
  --------------------                      ------------------------       ---------------------------------
  Short-term capital gains                  Ordinary income rate           Ordinary income rate
  Long-term capital gains (1-5 years)       10%                            20%
  Long-term capital gains (>5 years)        8%                             20%(1)

1 The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes.

Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.







MULTIPLE CLASS INFORMATION
American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

* 1-800-345-2021 for Investor Class shares
* 1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares. Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are
(a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and
(d) each class may have different exchange privileges.

CONTINGENT DEFERRED SALES CHARGE
If you sell C Class shares within 18 months of purchasing them, you will pay a Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

    After 13 months      0.625%
    After 14 months      0.500%
    After 15 months      0.375%
    After 16 months      0.250%
    After 17 months      0.125%
    After 18 months      0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

SERVICE AND DISTRIBUTION FEES
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.






Performance Information of Other Class
The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.75% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate
o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to investors
o share price at the end of the period

The table also includes some key statistics for the period as appropriate
o Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio - the operating expenses of the fund as a percentage of average net assets
o Net Income Ratio - the net investment income of the fund as a percentage of average net assets
o Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended February 28, 2000, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.






Pick-up financial highlights from
Information to come

SH-ANN-20082 page 14






More information about the fund is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-7822

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

                                      0105
SH-PRS-xxxxx

AMERICAN CENTURY
statement of
additional information

Prime Money Market Fund


                                                                  APRIL 23, 2001


                                               American Century Investment Trust


   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
    INVESTOR AND ADVISOR CLASS PROSPECTUSES, DATED JULY 1, 2000, AND THE C CLASS
      PROSPECTUS DATED APRIL 23, 2001, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
                                  CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.


      THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
       DELIVERED TO ALL  SHAREHOLDERS. YOU MAY OBTAIN  A FREE COPY OF THE FUND'S
                         ANNUAL OR SEMIANNUAL REPORT  BY CALLING 1-800-345-2021.

                                                     American Century Investment
                                                                  Services, Inc.




TABLE OF CONTENTS
The Fund's History ........................................................    2
Fund Investment Guidelines ................................................    2
Portfolio Composition .....................................................    2
Fund Investments and Risk .................................................    3
     Investment Strategies and Risks ......................................    3
     Investment Policies ..................................................    8
     Temporary Defensive Measures .........................................   10
Management ................................................................   10
     The Board of Trustees ................................................   10
     Officers .............................................................   14
     Code of Ethics .......................................................   15
The Fund's Principal Shareholders .........................................   15
Service Providers .........................................................   15
     Investment Advisor ...................................................   15
     Transfer Agent and Administrator .....................................   18
     Distributors .........................................................   18
Other Service Providers ...................................................   19
     Custodian Banks ......................................................   19
     Independent Accountants ..............................................   19
Brokerage Allocation ......................................................   19
Information about Fund Shares .............................................   19
     Multiple Class Structure .............................................   20
     Buying and Selling Fund Shares .......................................   22
     Valuation of a Fund's Securities .....................................   23
Taxes .....................................................................   24
     Federal Income Tax ...................................................   24
How Fund Performance Information Is Calculated ............................   24
     Performance Comparisons ..............................................   25
     Permissible Advertising Information ..................................   25
     Multiple Class Performance Advertising ...............................   26
Financial Statements ......................................................   26
Explanation of Fixed-Income Securities Ratings ............................   27
     Bond Ratings .........................................................   27
     Commercial Paper Ratings .............................................   28
     Note Ratings .........................................................   28


www.americancentury.com                   American Century Investments      1


THE FUND'S HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. Until January 1997, it was known as Benham Investment Trust. Throughout the Statement of Additional Information, we refer to American Century Investment Trust as the Trust.

The fund described in this Statement of Additional Information is a separate series of the Trust. The Trust may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

                                    Fund-Class (Ticker Symbol)   Inception Date
--------------------------------------------------------------------------------

Prime Money Market Fund             Investor Class (BPRXX)  11/17/1993
--------------------------------------------------------------------------------

Prime Money Market Fund             Advisor Class (N/A)     8/28/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

The fund is a diversified, open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government).

The fund operates pursuant to Rule 2a-7 under the Investment Company Act, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

Eligible Investments


The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in Investment Strategies and Risks, which begins on page 3.



2        American Century Investments                             1-800-345-2021



Issuers                             Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign financial      Negotiable certificates of deposit, bankers'
institutions (e.g., banks,          acceptances, bank notes and commercia
broker-dealers, insurance paper     (including floating-rate securities)
companies, leasing and financing
corporations)
--------------------------------------------------------------------------------
Domestic and foreign                 Commercial paper and short-term
nonfinancial corporations            corporate debt obligations (including
                                     fixed- and variable-rate notes and bonds)
--------------------------------------------------------------------------------
U.S. government and its agencies     U.S. Treasury bills, notes, bonds and
and instrumentalities                U.S. government agency obligations
                                     (including floating-rate agency securities
--------------------------------------------------------------------------------
Foreign governments and their        Commercial paper and discount notes
agencies and instrumentalities       (including floating-rate agency securities)
--------------------------------------------------------------------------------


Portfolio Investment Quality and Maturity Criteria

The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund: (1) buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less); (2) maintains a dollar-weighted average portfolio maturity of 90 days or less; (3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following: (1) a U.S. government obligation; (2) rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); (3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund managers intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

Industry Concentration

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Commercial Paper

 www.americancentury.com                   American Century Investments     3



Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.


                 Moody's Investors   Standard    Duff &          Fitch Investors
                 Service, Inc.       & Poor's    Phelps, Inc.    Service, Inc.
--------------------------------------------------------------------------------
Highest Ratings  Prime-1             A-1/A-1+    D-1/D-1+        F-1/F-1+
--------------------------------------------------------------------------------

                 Prime-2             A-2         D-2             F-2
--------------------------------------------------------------------------------

                 Prime-3             A-3         D-3             F-3
--------------------------------------------------------------------------------

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the fund may buy.

CD Type               Issuer
--------------------------------------------------------------------------------

Domestic              Domestic offices of U.S. banks
--------------------------------------------------------------------------------

Yankee                U.S. branches of foreign banks
--------------------------------------------------------------------------------

Eurodollar            Issued in London by U.S., Canadian, European and Japanese
banks
--------------------------------------------------------------------------------

Schedule B            Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------


4       American Century Investments                             1-800-345-2021


Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the FDIC or any other insurer.

U.S. Government Securities

The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Dollar-Denominated Foreign Securities

The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 4. Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled Portfolio Investment Quality and Maturity Criteria on page 3 apply equally to securities of foreign and domestic issuers.

Variable- and Floating-Rate Instruments

Variable- and floating-rate instruments are issued by corporations, financial institutions and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or LIBOR.

Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

 www.americancentury.com                   American Century Investments     5


Loan Participations


The fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.


Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. Second, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


The fund managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 10% limit on illiquid securities.


Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund managers transfer possession of (or sells) securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

6       American Century Investments                             1-800-345-2021


If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

Taxable Municipal Obligations


Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.


Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund managers may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


www.americancentury.com                   American Century Investments      7


Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of the fund's net assets.


INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the fund's investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The fund's fundamental investment restrictions are listed below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of the fund's investors, as determined in accordance with the Investment Company Act.

8       American Century Investments                             1-800-345-2021


Subject            Policy
--------------------------------------------------------------------------------

Senior Securities  The fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------

Borrowing          The fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets
                   (including the amount borrowed) less liabilities (other than borrowings).
--------------------------------------------------------------------------------

Lending The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------

Real Estate        The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This policy shall not prevent the fund from investing in
                   securities or other instruments backed by real estate or
                   securities of companies that deal in real estate or are
                   engaged in the real estate business.
--------------------------------------------------------------------------------

Concentration      The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities), except that the fund may
                   invest more than 25% of its total assets in the financial
                   services industry.
--------------------------------------------------------------------------------

Underwriting       The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted
                   securities.
--------------------------------------------------------------------------------

Commodities        The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                   instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                   contracts or from investing in securities or other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------

Control The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the fund may borrow money from or lend money to other funds advised by ACIM that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The fund will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries), provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,
(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and(d) personal credit and business credit businesses will be considered separate industries.

www.americancentury.com                   American Century Investments      9


Nonfundamental Investment Policies

In addition, the fund is subject to the following investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Subject               Policy
--------------------------------------------------------------------------------

Leveraging            The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                      of the total assets of the fund.
--------------------------------------------------------------------------------

Futures and options   The fund may not purchase or sell futures contracts or
                      call options. This limitation does not apply to options
                      attached to, or acquired or traded together with, their
                      underlying securities, and does not apply to securities
                      that incorporate features similar to options or futures
                      contracts.
--------------------------------------------------------------------------------

Liquidity             The fund may not purchase any security or enter into a
                      repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not
                      entitling the holder to payment of principal and interest
                      within seven days and in securities that are illiquid by
                      virtue of legal or contractual restrictions on resale or
                      the absence of a readily available market.
--------------------------------------------------------------------------------

Short Sales           The fund may not sell securities short, unless it owns or
                      has the right to obtain securities equivalent in kind and
                      amount to the securities sold short, and provided that
                      transactions in futures contracts and options are not
                      deemed to constitute selling securities short.
--------------------------------------------------------------------------------

Margin The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

* U.S. government securities and repurchase agreements collateralized by U.S. government securities

*  other money market funds

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired the advisor to do so. Two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the fund's distribution agent, American Century Investment Services, Inc. (ACIS) or other funds American Century Investments 1-800-345-2021.


10  American Century Investments                                1-800-345-2021


advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.


                          Position(s)
Name (Age)                Held With  Principal Occupation(s)
Address                   Fund       During Past Five Years
--------------------------------------------------------------------------------
Albert A. Eisenstat (69)  Trustee    General Partner, Discovery Ventures
1665 Charleston Road                 (venture capital firm, 1996 to resent)
Mountain View, CA  94043             Independent Director, Sungard Data Systems
                                     (1991 to present)
                                     Independent Director, Business Object S/A
                                     (software and programming, 1994 to present)
                                     Independent Director, Commercial Metals Co.
                                     (1982 to present)
--------------------------------------------------------------------------------
Ronald J. Gilson (53)     Trustee    Charles J. Meyers Professor of Law
1665 Charleston Road                 and Business, Stanford Law School
Mountain View, CA  94043             (1979 to present)
                                     Marc and Eva Stern Professor of Law
                                     and Business, Columbia University
                                     School of Law (1992 to present)
                                     Counsel, Marron, Reid & Sheehy
                                     (a San Francisco law firm, 1984 to present)
--------------------------------------------------------------------------------
William M. Lyons* (44)    Trustee    President, Chief Operating Officer an
4500 Main Street                     Assistant Secretary, ACC;
Kansas City, MO 64111                Executive Vice President, Chief Operating
                                     Officer, ACIM, ACSC, ACIS and 14
                                     other ACC subsidiaries
                                     Secretary, ACIM, ACSC, ACIS
                                     and five other ACC subsidiaries
--------------------------------------------------------------------------------
Myron S. Scholes (59)     Trustee    Partner, Oak Hill Capital
1665 Charleston Road                 Management (1999 to present)
Mountain View, CA 94043              Principal, Long-Term Capital
                                     Management (investment advisor,
                                     1993 to January 1999)
                                     Frank E. Buck Professor of Finance,
                                     Stanford Graduate School of Business
                                     (1981 to present)
                                     Director, Dimensional Fund Advisors
                                     (investment advisor, 1982 to present)
                                     Director, Smith Breeden Family of Funds
                                     (1992 to present)
--------------------------------------------------------------------------------
Kenneth E. Scott (71)     Trustee    Ralph M. Parsons Professor of Law and
1665 Charleston Road                 Business, Stanford Law School
Mountain View, CA  94043             (1972 to present)
                                     Director, RCM Capital Funds, Inc.
                                     (1994 to present)
--------------------------------------------------------------------------------
Isaac Stein (53)          Trustee    Director, Raychem Corporation
1665 Charleston Road                 (electrical equipment, 1993 to present)
Mountain View, CA  94043             President, Waverley Associates, Inc.
                                     (private investment firm, 1983 to present)
                                     Director, ALZA Corporation
                                     (pharmaceuticals, 1987 to present)
                                     Trustee, Stanford University
                                     (1994 to present)
                                     Chairman, Stanford Health Services
                                     (1994 to present)



www.americancentury.com                   American Century Investments      11


Name (Age)              Position(s) Held   Principal Occupation(s)
Address                 With Fund          During Past Five Years
--------------------------------------------------------------------------------


James E. Stowers III*(41) Trustee,    Chief Executive Officer and Director, A
4500 Main Street         Chairman of  Chief Executive Officer, ACIM ACSC, ACIS
Kansas City, MO 64111    the Board    and six other ACC subsidiaries
                                      Director, ACIM, ACSC, ACIS and 11
                                      other ACC subsidiaries
--------------------------------------------------------------------------------

Jeanne D. Wohlers (55)  Trustee       Director, Indus International (software
1665 Charleston Road                  solutions, January 1999 to present)
Mountain View, CA  94043              Director, Quintus Corporation,
                                      (automation solutions, 1995 to present)
                                      Director and Partner, Windy Hill
                                      Productions, LP (educational software,
                                      1994 to 1998)
--------------------------------------------------------------------------------


Committees
--------------------------------------------------------------------------------

The board has four standing committees to oversee specific functions of the Trust's operations. Information about these committees appears below. The trustee first named serves as chairman of the committee.


Committee       Members               Function of Committee
--------------------------------------------------------------------------------
Audit           Kenneth E. Scott      The Audit Committee selects and oversees
                Albert A. Eisenstat   the activities of the Trust's independent
                Jeanne D. Wohlers     auditor. The committee receives reports
                                      from the advisor's Internal Audit
                                      Department, which is accountable solely to
                                      the committee. The committee also receives
                                      reporting about compliance matters
                                      affecting the Trust.
--------------------------------------------------------------------------------
Nominating      Kenneth E. Scott      The Nominating Committee primarily
                Albert A. Eisenstat   considers and recommends individuals for
                Ronald J. Gilson      nomination as trustees. The names of
                Myron S. Scholes      potential trustee candidates from a number
                Jeanne D. Wohlers     of sources, including recommendations from
                                      members of the Board, management and
                                      shareholders. This committee also reviews
                                      and makes recommendations to the Board
                                      with respect to the composition of Board
                                      committees and other Board-related
                                      matters, including its organization, size,
                                      composition, responsibilities, functions
                                      and compensation.
--------------------------------------------------------------------------------
Portfolio       Myron S. Scholes      The Portfolio Committee reviews quarterly
                Ronald J. Gilson      activities and strategies used to manage
                                      fund assets. The committee regularly
                                      receives reports from portfolio managers,
                                      credit analysts and other investment
                                      personnel concerning the fund's
                                      investments.
--------------------------------------------------------------------------------
Quality of      Ronald J. Gilson      The Quality of Service Committee reviews
Service         William Lyons         the level and quality of transfer agent
                Myron S. Scholes      and administrative services provided to
                                      the fund and its shareholders. It receives
                                      and reviews reports comparing those
                                      services to fund competitors' services and
                                      seeks to improve such services where
                                      feasible and appropriate.
--------------------------------------------------------------------------------



12       American Century Investments                             1-800-345-2021


Compensation of Trustees

The trustees also serve as trustees for six American Century investment companies other than the Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all seven such companies based on a schedule that is based on the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid for the periods indicated by the Trust and by the seven investment companies served by this board to each trustee who is not an interested person as defined in the Investment Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                        Total Compensation            Total from the American
Name of Trustee         Compensation from the Fund(1) Century Family of Funds(2)
--------------------------------------------------------------------------------

Albert A. Eisenstat     $11,979                       $78,000

Ronald J. Gilson        $12,540                       $82,500

Myron S. Scholes        $11,447                       $73,750

Kenneth E. Scott        $12,604                       $83,000

Isaac Stein(3)          $12,256                       $80,250

Jeanne D. Wohlers       $11,895                       $77,250
--------------------------------------------------------------------------------


(1) Includes compensation paid to the trustees during the fiscal year ended February 29, 2000, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $11,979; Mr. Gilson, $12,540; Mr. Scholes, $11,447; and Mr. Scott, $6,302.


(2) Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.

(3) Mr. Stein retired from The Board on September 15, 2000.


The Trust has adopted the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.


The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.


No deferred fees were paid to any trustee under the plan during the fiscal year ended February 29, 2000.

www.americancentury.com                   American Century Investments      13


OFFICERS

Background information about the officers of the Trust is provided below. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund, ACC, ACC's subsidiaries (including ACIM and ACSC) or the fund's distributors (ACIS and FDI), as specified in the following table.

Name (Age)               Positions Held   Principal Occupation(s)
Address                  with the Funds   During Past Five Years
------------------------------------------------------------------------------------
William M. Lyons (45)    President        Chief Executive Officer, ACC and six other
4500 Main St.                             ACC subsidiaries (September 2000 to present)
Kansas City, MO 64111                     President, ACC (June 1997 to present)
                                          Chief Operating Officer, ACC
                                          (June 1996 to September 2000)
                                          General Counsel, ACC, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries
                                          (June 1989 to June 1998)
                                          Executive Vice President, ACC,
                                          (January 1995 to June 1997)
                                          Also serves as:  Executive Vice President
                                          and Chief Operating Officer, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries, and
                                          Executive Vice President of other ACC
                                          subsidiaries
------------------------------------------------------------------------------------



Name (Age)                 Positions Held    Principal Occupation(s)
Address                    with the Funds    During Past Five Years
---------------------------------------------------------------------------------------
Robert T. Jackson (55)     Executive Vice    Chief Administrative Officer, ACC (August
4500 Main St.              President and     1997 to present) Chief Financial Officer,
Kansas City, MO 64111      Chief Financial   ACC (May 1995 to present)
                           Officer           President, ACSC (January 1999 to present)
                                             Executive Vice President, ACC (May 1995 to
                                             present)
                                             Also serves as: Executive Vice President
                                             and Chief Financial Officer
                                             ACIM, ACIS and other ACC subsidiaries, and
                                             Treasurer of ACC and other ACC subsidiaries
---------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)  Senior Vice       Senior Vice President and Assistant
4500 Main St.              President,        Treasurer, ACSC
Kansas City, MO 64111      Treasurer and Chief
                           Accounting Officer
---------------------------------------------------------------------------------------
David C. Tucker (42)       Senior Vice       Senior Vice President, ACIM, ACIS,
4500 Main St.              President and     ACSC and other ACC subsidiaries
Kansas City, MO 64111      General Counsel   (June 1998 to present)
                                             General Counsel, ACC, ACIM, ACIS,
                                             ACSC and other ACC subsidiaries
                                             (June 1998 to present)
                                             Consultant to mutual fund industry
                                             (May 1997 to April 1998)
                                             Vice President and General Counsel,
                                             Janus Companies (1990 to 1997)
---------------------------------------------------------------------------------------
Charles A. Etherington (43)Vice President    Vice President, ACSC (October 1996 to present)
4500 Main St.                                Associate General Counsel, ACSC (December 1998
Kansas City, MO 64111                        to present)
                                             Counsel to ACSC (February 1994 to December 1998)
---------------------------------------------------------------------------------------
Charles C. S. Park (33)    Vice President    Vice President, ACSC (February 2000 to present)
1665 Charleston Road                         Assistant General Counsel, ACSC (January 1998
Mountain View, CA 94043                      to present)
                                             Counsel to ACSC (October 1995 to January 1998)
---------------------------------------------------------------------------------------
David H. Reinmiller (37)   Vice President    Vice President, ACSC (February 2000 to present)
4500 Main St.                                Assistant General Counsel, ACSC (August 1996
Kansas City, MO 64111                        to present)
                                             Counsel to ACSC (January 1994 to August 1996)
---------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)     Secretary         Secretary, ACC (February 1998 to present)
4500 Main St.                                Director of Legal Operations, ACSC
Kansas City, MO 64111                        (February 1996 to present)
---------------------------------------------------------------------------------------
Robert Leach (34)          Controller        Vice President, ACSC (February 2000 to present)
4500 Main St.                                Controller-Fund Accounting, ACSC
Kansas City, MO 64111
---------------------------------------------------------------------------------------
C. Jean Wade (37)          Controller        Vice President, ACSC (February 2000 to present)
4500 Main St.                                Controller-Fund Accounting, ACSC
Kansas City, MO 64111
---------------------------------------------------------------------------------------
Jon Zindel (33)            Tax Officer       Vice President, Corporate Tax, ACSC
4500 Main St.                                (April 1998 to present)
Kansas City, MO 64111                        Vice President, ACIM, ACIS and other
                                             ACC subsidiaries (April 1999 to present)
                                             President, American Century Employee Benefit
                                             Services, Inc. (January 2000 to December 2000)
                                             Treasurer, American Century Employee Benefit
                                             Services, Inc. (December 2000 to present)
                                             Treasurer, American Century Ventures, Inc.
                                             (December 1999 to present)
---------------------------------------------------------------------------------------


CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of June 2, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund.

Fund                Shareholder                       Percentage of Shares
Outstanding
--------------------------------------------------------------------------------

Prime               Tourbend & Co.                    64.4%
Advisor Class       Westwood, Massachusetts
--------------------------------------------------------------------------------

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. As of June 2, 2000, the officers and trustees of the fund, as a group, owned less than 1% of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the unified management fee is determined are shown below. The Investment Category Fees are determined according to the schedule below.

www.americancentury.com                   American Century Investments      15


INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET
---------------------------------------------

Category Assets                      Fee Rate
---------------------------------------------

First $1 billion                      0.3700%

Next $1 billion                       0.3270%

Next $3 billion                       0.2860%

Next $5 billion                       0.2690%

Next $15 billion                      0.2580%

Next $25 billion                      0.2575%

Thereafter                            0.2570%
---------------------------------------------

The Complex Fee is determined according to the schedules below.

INVESTOR CLASS COMPLEX FEE SCHEDULE
---------------------------------------------
Complex Assets                       Fee Rate
---------------------------------------------

First $2.5 billion                    0.3100%

Next $7.5 billion                     0.3000%

Next $15.0 billion                    0.2985%

Next $25.0 billion                    0.2970%

Next $50.0 billion                    0.2960%

Next $100.0 billion                   0.2950%

Next $100.0 billion                   0.2940%

Next $200.0 billion                   0.2930%

Next $250.0 billion                   0.2920%

Next $500.0 billion                   0.2910%

Thereafter                            0.2900%
---------------------------------------------


ADVISOR CLASS COMPLEX FEE SCHEDULE
---------------------------------------------
Complex Assets                       Fee Rate
---------------------------------------------

First $2.5 billion                    0.0600%

Next $7.5 billion                     0.0500%

Next $15.0 billion                    0.0485%

Next $25.0 billion                    0.0470%

Next $50.0 billion                    0.0460%

Next $100.0 billion                   0.0450%

Next $100.0 billion                   0.0440%

Next $200.0 billion                   0.0430%

Next $250.0 billion                   0.0420%

Next $500.0 billion                   0.0410%

Thereafter                            0.0400%
---------------------------------------------


C CLASS COMPLEX FEE SCHEDULE
---------------------------------------------
Complex Assets                       Fee Rate
---------------------------------------------

First $2.5 billion                    0.3100%

Next $7.5 billion                     0.3000%

Next $15.0 billion                    0.2985%

Next $25.0 billion                    0.2970%

Next $50.0 billion                    0.2960%

Next $100.0 billion                   0.2950%

Next $100.0 billion                   0.2940%

Next $200.0 billion                   0.2930%

Next $250.0 billion                   0.2920%

Next $500.0 billion                   0.2910%

Thereafter                            0.2900%
---------------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


16      American Century Investments                             1-800-345-2021


The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the fund's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and

(2) by the vote of a majority of the trustees of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by the fund for the fiscal periods ended February 29, 2000 and February 28, 1999 and 1998, are indicated below. Fee amounts are net of amounts reimbursed or recouped under the fund's previous investment advisory agreement with Benham Management Corporation.


www.americancentury.com                   American Century Investments      17


UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------------
Fund                     2000            1999                  1998
-------------------------------------------------------------------------------
Prime Money Market


   Investor Class        $17,315,823     $12,507,394(1)        $3,925,254(2)
   Advisor Class         $14,868         5,038                 N/A
-------------------------------------------------------------------------------


(1)  $346,955 was waived.

(2)  From August 1, 1997 through February 28, 1998, $805,481 was waived.


INVESTMENT ADVISORY FEES
--------------------------------------------------------------------------------
Fund                                    1998
--------------------------------------------------------------------------------
Prime Money Market                      $766,252(1)
--------------------------------------------------------------------------------

(1)  From March 1, 1997 to July 31, 1997, $785,248 was waived.


TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation , 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the fund and the advisor. The advisor pays ACSC for these services.

Prior to August 1, 1997, the fund paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by the fund for the fiscal year ended February 28, 1998, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
------------------------------------------------
Fund                                   1998(1)
------------------------------------------------
Prime Money Market

    Investor Class                      $476,721
------------------------------------------------


TRANSFER AGENT FEES
------------------------------------------------
Fund                                   1998(1)
------------------------------------------------
Prime Money Market

    Investor Class                      $765,989
------------------------------------------------

(1)  From March 1, 1997 through July 31, 1997.


DISTRIBUTOR

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares. This means the distributor has no liability for unsold shares.

18      American Century Investments                             1-800-345-2021


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent accountants of the funds, PricewaterhouseCoopers provides services including

(1)  audit of the annual financial statements for the fund,

(2)  assistance and consultation in connection with SEC filings, and

(3)  review of the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases from underwriters or securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended February 29, 2000 and February 28, 1998 and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Prime Money Market Fund is a series of shares issued by the Trust, and shares of the fund have equal voting rights. In addition, the series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust


www.americancentury.com                         American Century Investments  19


provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Advisor Class, and a C Class. Not all American Century funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class investors. As a result, the advisor is able to charge this class a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor Class Plan)(described below). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C Class Plan)(described below). The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).


Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributors enter into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended February 29, 2000, the aggregate amount of fees paid under the plan was $21,760.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor;

(b) providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of investors and assisting investors in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for investors and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, investor reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

www.americancentury.com                   American Century Investments      21


(j) providing other similar administrative and sub-transfer agency services.


Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended February 29, 2000, the amount of fees paid by the fund under the Plan for shareholder services was $10,880.


Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but not limited to,

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;


(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor Class shares;


(c) compensation to, and expenses (including overhead and telephone expenses) of, distributors;

(d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders;


(e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;


(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and


(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.


During the fiscal year ended February 29, 2000, the amount of fees paid by the fund under the Plan for distribution services was $10,880.


Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to .75% annually of the average daily net asset value of the fund's C Class shares, .25% of which is paid for individual shareholder services (as described below) and
 .50% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

The fund's distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the fund at the time of such sales. Payments will equal .75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.


BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

22       American Century Investments                             1-800-345-2021


VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Trustees may consider under these circumstances include i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

  www.americancentury.com                   American Century Investments    23


TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions of the fund in the manner they were realized by the fund.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:
                               [                        365/7]
             Effective Yield = [(Base-Period Return + 1)     ] - 1

For the seven-day period ended February 29, 2000, the fund's yield and effective yield were 5.43% and 5.58% respectively.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

24       American Century Investments                             1-800-345-2021


AVERAGE ANNUAL TOTAL RETURNS (FISCAL YEAR ENDED FEBRUARY 29, 2000)
------------------------------------------------------------------------------------------------
Fund (Class)                             1 year     5 years      Life of Fund     Inception Date
------------------------------------------------------------------------------------------------
Prime Money Market (Investor Class)      4.92%      5.18%        5.06%            11/17/1993
------------------------------------------------------------------------------------------------
Prime Money Market (Advisor Class)       4.66%      N/A          4.65%            8/28/1998
------------------------------------------------------------------------------------------------

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.


PERFORMANCE COMPARISONS


The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to investors:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of the fund's past or anticipated portfolio holdings;

(5) descriptions of the fund's investment strategies;

www.americancentury.com                   American Century Investments      25


(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;

(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations; and

(9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the fund are included in the annual report to shareholders for the fiscal year ended February 29, 2000. The annual report is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.


26  American Century Investments                             1-800-345-2021


EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the fund invests in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P      Moody's   Description
--------------------------------------------------------------------------------
AAA      Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Aa        Debt rated in this category is considered to have a very
                   strong capacity to pay interest and repay principal. It
                   differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A        A         Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                   adverse effects of changes in circumstances and economic
                   conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Baa       Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally
                   exhibits adequate protection parameters, adverse economic
                   conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB       Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major
                   ongoing uncertainties or exposure to adverse business,
                   financial or economic conditions that could lead to
                   inadequate capacity to meet timely interest and principal
                   payments. The BB rating category also is used for debt
                   subordinated to senior debt that is assigned an actual or
                   implied BBB-rating.
--------------------------------------------------------------------------------
B        B         Debt rated B has a greater vulnerability to default but
                   currently has the capacity to meet interest payments and
                   principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also
                   is used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC      Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business,
                   financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
                   CCC/Caa rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or  B-/B3 rating.
--------------------------------------------------------------------------------
CC       Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa
                   rating.
--------------------------------------------------------------------------------
C        C         The rating C typically is applied to debt subordinated to
                   senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI       -         The rating CI is reserved for income bonds on which no
                   interest is being paid.
--------------------------------------------------------------------------------
D        D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not
                   made on the date due even if the  applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also is used
                   upon the filing of a bankruptcy petition if debt service
                   payments are jeopardized.
--------------------------------------------------------------------------------


www.americancentury.com                   American Century Investments      27


To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       Moody's           Description
--------------------------------------------------------------------------------
A-1       Prime-1           This indicates that the degree of safety regarding timely payment
          (P-1)             is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2           Capacity for timely payment on commercial paper is satisfactory,
          (P-2)             but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound,  will be more subject to variation. Capitalization characteristics,  while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3           This indicates satisfactory capacity for timely repayment. Issues
          (P-3)             that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's           Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                            protection from established cash flows of funds for
                            their servicing or from established and broad-based
                            access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2     Notes are of high quality, with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3     Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------




28      American Century Investments                             1-800-345-2021


MORE INFORMATION ABOUT THE FUND IS CONTAINED THESE DOCUMENTS

Annual and Semiannual Reports


Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.


You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                     SEC Public Reference Rm.
                              Washington, D.C.
                              Call 202-942-8090 for
                              location and hours.

On the Internet               * EDGAR database at
                              www.sec.gov

                              * By email request at
                              publicinfo@sec.gov

By mail                       SEC Public Reference Section
                              Washington, D.C. 20549-0102





Investment Company Act File No. 811-7822

--------------------------------------------------------------------------------
[american century logo(reg.sm)
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS 1-800-345-3533


SH-SAI-20668  0006

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a) (1) Amended and Restated Declaration of Trust, restated March 1, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to Post-Effective Amendment No. 7 to the Registration Statement on May 7, 1999, File No. 33-65170).

          (2) Amendment to the Declaration of Trust (to be filed by amendent).

     (b) Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust on March 26, 1998, File No. 2-91229).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrants Amended and Restated Declaration of Trust, appearing as Exhibit a to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant, and Article II, Article VIII, and Article IX of Registrants Amended and Restated Bylaws, appearing as Exhibit (b)(2) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant.

     (d) (1) Investor Class Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 33 to The Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Investor Class Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated March 31, 1998 (filed electronically as
          Exhibit 5b to Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust, on March 26, 1998, File No. 2-91229).

          (3) Amendment to the Investor Class Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the Registration Statement of American Century Government Income Trust, on July 28, 1999, File No. 2-99222).

          (4) Amendment No. 1 to the Investor Class Management Agreement between American Century Investment Trust and American Century Investment Management, Inc. dated September 16, 2000 (filed electronically as Exhibit d4 of Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).

          (5) Advisor Class Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 9 to The Registration Statement of The Registrant filed on June 30, 1999, File No. 33-65170).

          (6) C Class Management Agreement between American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Investment Trust, American Century Quantitative Equity Funds, American Century Municipal Trust and American Century Investment Management Inc., dated _______________ (to be filed by amendment).

     (e) (1) Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc. dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the Registration Statement of American Century World Mutual Funds, Inc. on March 30, 2000, File No. 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc. dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of American Century World Mutual Funds, Inc., on May 24, 2000, File No. 33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc. dated November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 29 to the Registration Statement of American Century Variable Portfolios, Inc. on December 1, 2000, File No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g) (1) Master Agreement by and between Commerce Bank N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as Exhibit g1 to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc., on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 of Post-Effective Amendment No. 31 to the Registration Statement of the American Century Government Income Trust, on February 7, 1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc., on January 9, 2001, File No. 333-46922).

     (h) (1) Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust, on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation, dated March 9, 1998 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 to the Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (4) Amendment No. 2 to the Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation dated November 20, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).

          (5) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 19, 2000 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Target Maturities Trust, on January 31, 2001, File No. 2-94608).

     (i) Opinion and Consent of Counsel (filed electronically as Exhibit i to Post-Effective Amendment No. 7 on the Registration of the Registrant on May 7, 1999, File No. 33-65170).

     (j) (1) Consent of PricewaterhouseCoopers LLP (filed electronically as Exhibit j1 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on June 30, 2000, File No. 33-65170).

          (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit b11 to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on June 27, 1997, File No. 33-65170).

          (3) Power of Attorney dated September 16, 2000.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997, (filed electronically as Exhibit m1 to Post-Effective Amendment No. 32 to the Registration Statement of American Century Target Maturities Trust, filed on January 31, 2000, File No. 2-94608).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Investment Trust (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 32 to the Registration Statement of American Century Target Maturities Trust, filed on January 31, 2000, File No. 2-94608).

          (3) Master Distribution and Individual Shareholder Services Plan of American Century Government Income Trust, American Century Investment Trust, American Century California Tax-Free and Municipal Funds, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds (C Class) dated __________ (to be filed by amendment).

     (n) Amended and Restated Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated ____________ (to be filed by amendment).

     (o)  Not applicable.

     (p) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).


Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit (b) to Post-Effective Amendment No. 6 filed on May 13, 1998).

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.


Item 26.  Business and Other Connections of Investment Advisor.

          None.

Item 27.  Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
James E. Stowers Jr.       Chairman and Director            none

James E. Stowers III       Co-Chairman and Director    Chairman and Director

W. Gordon Snyder           President                        none


William M. Lyons           Chief Executive Officer,    President and Director
                           Executive Vice President
                           and Director

Robert T. Jackson          Executive Vice President,      Executive Vice
                           Chief Financial Officer        President and
                           and Chief Accounting Officer   Chief Financial
                                                          Officer

Kevin Cuccias              Senior Vice President            none

Joseph Greene              Senior Vice President            none

Brian Jeter                Senior Vice President            none

Mark Killen                Senior Vice President            none

Tom Kmak                   Senior Vice President            none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel


* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.


Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


Item 29.  Management Services.

Not applicable.


Item 30.  Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 11/Amendment No. 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 22nd day of February, 2001.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities and on the dates indicated.
                                                                     Date

*William M. Lyons                    President and            February 22, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   February 22, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             February 22, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 February 22, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 February 22, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 February 22, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 February 22, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 February 22, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash, Attorney in Fact (pursuant to a Power of Attorney dated September 16, 2000).